Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2016
Accumulated other comprehensive loss [Abstract]
Accumulated Other Comprehensive Income/(Loss):
16. Accumulated other comprehensive income:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	Year ended December 31,
	2015			2016
	Attributable to Dryships	Attributable to non controlling interest	Total	Attributable to Dryships	Attributable to non controlling interest	Total
Cash flows hedges realized gain	$225	$-	$225	$-	$-	$-
Actuarial pension gain	8	-	8	-	-	-
Total	$233	$-	$233	$-	$-	$-